ORIX Corporation Shareholders' Equity - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Class of Stock [Line Items]
Dividends to be distributed to shareholders	¥ 58,962
Declared date of dividends to be distributed to shareholders	2019-05
Record date of dividends to be distributed to shareholders	Mar. 31, 2019
Amount available for dividends under the Japanese Companies Act	¥ 714,502
Equity in undistributed earnings of the companies accounted for by the equity method	32,978	¥ 50,103	¥ 26,520
Restricted net assets of certain subsidiaries include regulatory capital requirements for banking and life insurance operations	16,282
Retained Earnings
Class of Stock [Line Items]
Equity in undistributed earnings of the companies accounted for by the equity method	¥ 61,508